S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Sep. 08, 2026 USD ($) $ / shares shares
Spac Prospectus Summary Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 15,000
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination.
Sponsor [Member] | Class B Ordinary Shares [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	3,833,333	[1]
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Sponsor [Member] | Private Units [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.007
Sponsor [Member] | Private Placement Units [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	275,000
Price Paid or to be Paid for Securities, Total Amount	$ 2,750,000
Sponsor And Early Bird Capital Inc [Member] | Private Units [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	275,000
Price Paid or to be Paid for Securities, Total Amount	$ 2,750,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10.00

[1]	Our sponsor currently owns an aggregate of 3,833,333 Class B ordinary shares, which were purchased for an aggregate of $25,000 (or approximately $0.007 per share), including up to 500,000 shares which will be surrendered to us for no consideration after the closing of this offering depending on the extent to which the underwriters’ over-allotment option is exercised. Certain of our officers and directors own an indirect interest in the founder shares held by our sponsor through membership interests owned by them in our sponsor.